Related party balances and transactions	12 Months Ended
Dec. 31, 2020
Related party balances and transactions
Related party balances and transactions

11. Related party balances and transactions

In 2018, Jiangxi Ruijing, one of the Group's associates, provided guarantee over loans facilitated with a principal amount of RMB1,333,503,026 through the Company's platform and received RMB21,918,796 guarantee fees from the borrowers. In 2018, the Group remitted RMB20,000,000 to Jiangxi Ruijing as a form of security deposit to cover for any circumstances in which the loans referred by Company were fictitious. In 2019, Jiangxi Ruijing ceased guarantee service to the company's platform and refunded the security deposit in full amount.

In 2019, we transferred loan portfolios with an aggregate amount of RMB108.7 million to ZJZH. The considerations received by us were determined based on the outstanding loan balances on the transaction dates.

In 2019, the Group purchased earnings rights of two loans from Jiangxi Ruijin. The considerations paid amounted to RMB100,000,000 and RMB280,000,000, respectively, which equal to the principal amounts of the underlying loans. In 2020, earnings right of the former loan (Loan#1) had been fully repaid. Earnings right of the latter loan (Loan#2) had been partially repaid by RMB20,000,000, and the maturity date of remaining RMB260,000,000 had been extended to November 9, 2021(Note 4(2)). The associated interest income amounted to RMB27,111,557 and RMB28,774,549  (US$4,409,893) in 2019 and 2020, respectively.